Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 14 - INCOME TAXES:

a.	Basis of taxation
Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:
Israel
Valens is taxed under the laws of the State of Israel at a corporate tax rate of 23%. In 2021, 2020 and 2019, Valens is at a losses position and therefore has no corporate tax liability.
As of December 31, 2021, 2020 and 2019, Valens has a carry forward loss of approximately $
88
 million, $85 million and $65 million, respectively. Such carry forward loss has no expiration date.
United States
The principal federal tax rate applicable to the U.S. subsidiaries is 21%.
With respect to Valens Semiconductor Inc., is also subject to state taxes at the following rates: 8.84% in California and 0.75% in Texas.
As of December 31, 2021, Valens Merger Sub, Inc. (formerly PTK) has a carry forward loss of approximately $5 million and is subject to state taxes at a rate of 8.84% in California. Such carry forward loss is subject to the 382 limitation and has no expiration date.
Japan
The effective principal corporate tax rate applicable to the Japanese subsidiary is 36%.
Germany
The effective principal corporate tax rate applicable to the German subsidiary is 30%.
China
The effective principal corporate tax rate applicable to the Chinese subsidiary for is 5%.

b.	Income (loss) Before Income Taxes:
Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Domestic (Israel)	(26,549)	(19,935)	(26,083)
Foreign	412	447	542

Loss before income taxes	(26,137)	(19,488)	(25,541)

c.	Income tax expenses consisted of the following for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Domestic (Israel)	306	97	281
Foreign	101	67	133

Income tax expenses	407	164	414

d.	Taxes on Income:
Taxes on income for the years ended December 31, 2021, 2020 and 2019 were comprised of the following:

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Current:
Domestic	—	—	—
Foreign	40	37	25

Total	40	37	25

Deferred:
Domestic	—	—	—
Foreign	—	—	—

Total	—	—	—

Provision for income taxes	40	37	225

A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(26,137)	(19,488)	(25,541)
Statutory tax rate in Israel	23%	23%	23%

Theoretical tax benefit	(6,011)	(4,482)	(5,874)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	1	4	5
Operating losses and other temporary differences for which valuation allowance was provided	3,773	3,224	5,203
Permanent differences	2,338	1,321	799
Tax prepayment	306	97	281

Actual taxes on income	407	164	414

e.	Deferred Tax Assets and Liabilities :
The components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 were as follows:

	December 31
	2021	2020

	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	21,221	19,477
Research and development	7,526	2,124
Issuance costs	2,338	—
Employee and payroll accrued expenses	763	654
Other	44	42

Total deferred tax assets	31,892	22,297
Less valuation allowance for deferred tax assets	(31,892)	(22,297)

Deferred tax assets	—	—

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.
As of December 31, 2021, and 2020, the Company has recorded a full valuation allowance of $(31,892) and $(22,297) thousand with regard to its deferred taxes (which is mainly tax loss carryforwards) generated in Israel, respectively.

The change in valuation allowance for the years ended December 31, 2021, 2020 and 2019 was $(9,595), $(4,500) thousand and $(7,931) thousand, respectively.

f.	Uncertain tax positions
The Company implement
a two-step approach
to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. We do not have any material liabilities in any reported periods regarding uncertain tax positions. We classify interest and penalties recognized related to our uncertain tax positions within income taxes on the consolidated statements of operations.

g.	Tax assessments
The Israeli entity’s’ income tax assessments are considered final through 2015.
The US subsidiary’s income tax assessments are considered final through 2016.